WARRANT LIABILITY (Details) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Statement [Line Items]
Balance at beginning of the year	$ 278
Balance at end of the year	249	$ 278
Warrants [Member]
Statement [Line Items]
Balance at beginning of the year	2,295	1,579
Fair value adjustment	(1,044)	650
Effect of movement in exchange rates	56	66
Balance at end of the year	$ 1,307	$ 2,295